CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 245,860	$ 254,620
Short-term deposits	302,829	183,475
Accounts receivable, net (net of allowance for credit losses of $1,110 and $522 as of December 31, 2024 and 2025, respectively)	55,706	41,171
Prepaid expenses and other current assets	126,470	84,613
Marketable securities	74,147	36,345
Funds receivable, including cash in banks	181,650	122,984
Total current assets	986,662	723,208
Property and equipment, net	11,234	10,440
Operating lease right-of-use assets	20,496	24,429
Deferred contract acquisition and fulfillment costs, noncurrent	4,242	3,787
Long-term investments and other long-term assets	11,838	8,313
Commercial agreement asset	531	66,527
Goodwill	375,399	367,566
Intangible assets, net	52,385	59,212
Total long-term assets	476,125	540,274
Total assets	1,462,787	1,263,482
Current liabilities:
Accounts payable (including related party payables of $51,226 and $59,574 as of December 31, 2024 and 2025, respectively)	91,585	79,559
Accrued expenses and other current liabilities (including related party payables of $10,279 and $14,843 as of December 31, 2024 and 2025, respectively)	231,665	141,551
Funds payable to customers	181,650	122,984
Short-term operating lease liabilities	5,053	4,347
Total current liabilities	509,953	348,441
Long-term liabilities:
Deferred tax liabilities, net	286	0
Long-term operating lease liabilities	18,449	20,510
Other long-term liabilities	1,415	1,098
Total liabilities	530,103	370,049
Shareholders’ equity:
Ordinary Shares, with no par value, 300,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 169,131,268 and 169,049,616 shares issued and outstanding as of December 31, 2024 and 2025, respectively;	0	0
Additional paid-in capital	1,466,231	1,425,317
Accumulated comprehensive income	2,800	515
Accumulated deficit	(536,347)	(532,399)
Total shareholders’ equity	932,684	893,433
Total liabilities, and shareholders’ equity	$ 1,462,787	$ 1,263,482